Retirement benefit plans - Summary of Assessed Potential Negative Impact of Key Risk (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [abstract]
Fall in bond yields	1.10%	1.10%
Increase In credit spreads only	0.70%
Increase to inflation rate	0.70%	0.70%
Fall in growth assets	20.00%
Increase to life expectancy	1 year 2 months 30 days	1 year 2 months 30 days